Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule Of Inventories Abstract
Finished goods	$ 71,584	$ 74,573
Raw materials	3,759	4,125
Work-in-process	67,564	66,540
Total inventory	$ 142,907	$ 145,238